Share-Based Payments - Summary of Options Granted (Detail)	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the fiscal year Number	0	0
Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the fiscal year	847,600
Granted during the fiscal year Number	0
Exercised during the fiscal year Number	(847,600)
Forfeited during the fiscal year Number	0
Balance at end of the fiscal year	0	847,600
Vested and exercisable at end of the fiscal year Number	0
July 31,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 31, 2015
Expiry date	August 4, 2025
Exercise price | $ / shares	$ 0.24
Balance at start of the fiscal year	847,600
Granted during the fiscal year Number	0
Exercised during the fiscal year Number	(847,600)
Forfeited during the fiscal year Number	0
Balance at end of the fiscal year	0	847,600
Vested and exercisable at end of the fiscal year Number	0